Equity (Details)			12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 10, 2023 USD ($) $ / shares shares	Feb. 10, 2023 CNY (¥) shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares
Equity [Line Items]
Ordinary share authorized	25,000,000,000		25,000,000,000
Ordinary value,per share (in Dollars per share) | $ / shares	$ 0.000002		$ 0.000002
Ordinary shares issued	23,618,037		25,926,155
Cash consideration received (in Dollars) | $		$ 2,000,000
Share capital (in Dollars) | $							$ 50,000
Surrendered ordinary shares						381,963	1,653,155
Cancelled surrendered shares						381,963	1,653,155
Investor agreed to invest (in Dollars) | $						$ 1,500,000
Ordinary shares authorized						381,963
Aggregate amount				$ 9,400,000	¥ 65,000,000
Amount received (in Dollars) | $				$ 9,400,000
Ordinary share outstanding	23,618,037		25,926,155
Fund statutory reserves	50.00%		50.00%
Retained earnings statutory reserves (in Dollars) | $	$ 39,620		$ 368,271
Restricted net assets (in Dollars) | $	3,151,848		$ 4,100,499
Common Stock [Member]
Equity [Line Items]
Ordinary share authorized							25,000,000,000		5,000,000,000
Ordinary value,per share (in Dollars per share) | $ / shares								$ 0.00001	$ 0.00001
Ordinary shares issued								130,631	5,000,000
Minimum [Member]
Equity [Line Items]
Fund statutory reserves			10.00%
Maximum [Member]
Equity [Line Items]
Fund statutory reserves			50.00%
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $	$ 39,620		$ 368,271
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued	23,618,037		25,926,155
Ordinary share outstanding	23,618,037		25,926,155
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares							$ 0.000002
Ordinary shares issued							25,000,000
Viru Technology [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares							$ 0.000002
Surrendered ordinary shares							41,155
Anguo [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares				$ 0.000002
Ordinary shares issued				740,829	740,829
Anjiu [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares				$ 0.000002
Ordinary shares issued				740,829	740,829
Anling [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares				$ 0.000002
Ordinary shares issued				444,497	444,497